Share-based Compensation - Hutchmed Share Option Exercises (Details) - Hutchmed Share Option Scheme - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share option values
Cash received from share option exercises	$ 34	$ 242
Total intrinsic value of share option exercises	$ 57	$ 2,012